Brookfield Next Generation Infrastructure Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Belgium - 3.0%
Electricity Infrastructure - 3.0%
Elia Group SA/NV	5,156	$791,961

Brazil - 6.8%
Circular Economy - 4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,422	380,419
Orizon Valorizacao de Residuos SA (a)	53,683	738,525
		1,118,944
Electricity Infrastructure - 2.5%
Cia Paranaense de Energia - Copel	224,866	670,277
Total Brazil		1,789,221

Canada - 3.7%
Electricity Infrastructure - 3.7%
Boralex, Inc. - Class A	17,312	455,979
Fortis, Inc.	9,544	532,463
Total Canada		988,442

Denmark - 3.7%
Sustainable Solutions - 3.7%
Vestas Wind Systems AS	32,209	971,776

France - 3.0%
Sustainable Solutions - 3.0%
Schneider Electric SE	2,886	786,097

Germany - 3.6%
Electricity Infrastructure - 3.6%
E.ON SE	43,501	952,740

Hong Kong - 2.6%
Circular Economy - 2.6%
Guangdong Investment Ltd.	683,403	684,493

Italy - 4.7%
Circular Economy - 3.1%
Hera SpA	174,848	806,522

Sustainable Solutions - 1.6%
Prysmian SpA	3,575	422,178
Total Italy		1,228,700

Spain - 11.3%
Electricity Infrastructure - 11.3%
EDP Renovaveis SA	39,008	625,218
Grenergy Renovables SA (a)	8,063	1,073,128
Iberdrola SA	55,973	1,281,461
Total Spain		2,979,807

United Kingdom - 9.8%
Circular Economy - 3.0%
Severn Trent PLC	19,124	784,340

Electricity Infrastructure - 6.8%
National Grid PLC	22,945	387,311
SSE PLC	40,914	1,414,331
		1,801,642
Total United Kingdom		2,585,982

United States - 43.5% (b)
Circular Economy - 14.2%
American Water Works Co., Inc.	5,997	816,132
Republic Services, Inc.	6,038	1,322,443
Waste Management, Inc.	6,993	1,606,921
		3,745,496
Electricity Infrastructure - 18.7%
CMS Energy Corp.	12,692	984,645
Constellation Energy Corp.	2,785	777,711
Eversource Energy	11,128	770,948
NextEra Energy, Inc.	17,630	1,637,475
PG&E Corp.	43,580	765,701
		4,936,480
Sustainable Solutions - 10.6%
Carrier Global Corp.	8,330	469,062
GE Vernova, Inc.	579	505,409
Nextpower, Inc. - Class A (a)	6,447	777,186
Sunrun, Inc. (a)	19,532	264,854
Trane Technologies PLC	1,896	790,139
		2,806,650
Total United States		11,488,626
TOTAL COMMON STOCKS (Cost $20,344,191)		25,247,845

SHORT-TERM INVESTMENTS – 4.3%	Shares	Value
MONEY MARKET FUNDS - 4.3% First American Treasury Obligations Fund - Class X, 3.59% (c)	1,134,128	1,134,128
TOTAL SHORT-TERM INVESTMENTS (Cost $1,134,128)		1,134,128

TOTAL INVESTMENTS - 100.0% (Cost $21,478,319)		26,381,973
Other Assets in Excess of Liabilities - 0.0% (d)		9,014
TOTAL NET ASSETS - 100.0%		$26,390,987

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

Brookfield Next Generation Infrastructure Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$14,266,289	$10,981,556	$–	$25,247,845
Money Market Funds	1,134,128	–	–	1,134,128
Total Investments	$15,400,417	$10,981,556	$–	$26,381,973

For further information regarding security characteristics, see the Schedule of Investments.